Description of Organization and Business Operations (Details)				3 Months Ended	6 Months Ended
	Jan. 08, 2021 USD ($) $ / shares shares	Oct. 08, 2020 item	Oct. 08, 2020	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Oct. 31, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering					$ 402,500,000
Transaction Costs					402,500,000
Deferred underwriting commissions				$ 450,000	$ 14,087,500
Deferred underwriting commissions	$ 14,100,000
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account				80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination				50.00%
Threshold percentage of public shares subject to redemption without companys prior written consent				15.00%	15.00%
Threshold Business Days For Redemption Of Public Shares				10 days	10 days
Minimum net tangible assets upon consummation of business combination				$ 5,000,001
Cash held outside the Trust Account				45,156	$ 1,629,512
Condition for future business combination number of businesses minimum		1	1
Cash				45,000	1,600,000
Working capital				429,000	48,000
Investment income earned in the Trust Account				2,000	141,000
Maximum borrowing capacity of related party promissory note				25,000	25,000
Notes Payable, Related Parties				$ 150,000	$ 150,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Redemption period upon closure				24 months	24 months
Maximum Allowed Dissolution Expenses				$ 100,000	$ 100,000
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Offering costs	$ 22,900,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	40,250,000
Purchase price, per unit | $ / shares	$ 10.00					$ 10.00
Proceeds from issuance initial public offering	$ 402,500,000
Net proceeds initial public offering | $ / shares					$ 10.00
Offering costs	22,900,000
Deferred underwriting commissions	$ 14,100,000
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account					80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination					50.00%
Minimum net tangible assets upon consummation of business combination					$ 5,000,001
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares					6,553,454
Price of warrant | $ / shares					$ 2.00
Proceeds from sale of Private Placement Warrants					$ 13,100,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				6,553,454	6,553,454
Price of warrant | $ / shares				$ 2.00	$ 2.00
Proceeds from sale of Private Placement Warrants				$ 13,100,000	$ 13,100,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	5,250,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 402,500,000